Conservative Allocation Lifestyle Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Cons Alloc Lifestyle Blended Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.05%	3.96%	4.76%
None
Prospectus [Line Items]
Average Annual Return, Percent	7.53%	4.17%	4.53%